RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2021
RIGHT OF USE ASSETS
RIGHT OF USE ASSETS
5.	RIGHT OF USE ASSETS

The Company leases offices from Fang and third parties. The Company has elected not to recognize ROU assets or lease liabilities for leases with an initial term of 12 months or less.

The Company entered into a lease framework agreement (the Agreement) with Fang, pursuant to which the Company leases offices from Fang’s wholly-owned subsidiaries at annual rental fee of RMB7,621. The Agreement is effective from January 1, 2018 with initial lease term of 10 years.

The Company adopted ASC Topic 842 on January 1, 2019, using a modified retrospective method for the lease. ROU assets and lease liabilities are recognized for the operating leases under the Agreement based on the present value of lease payments over the remaining lease term of 9 years as of January 1, 2019. As the rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate of 4.83% in determining the imputed interest and present value of lease payments.

The ROU assets and the amortization were summarized as follows:

	As of December 31,
	2020	2021

Right of use assets	54,579	54,579
Less: Accumulated amortization	(10,210)	(15,687)
Right of use assets	44,369	38,892

Cash paid for amounts included in the measurement of operating lease liabilities was RMB12,647 and nil for the years ended December 31, 2020 and 2021, respectively.

Rental expense was allocated to the following expense items:

	For the year ended December 31,
	2020	2021

Cost of revenues	1,481	1,326
General and administrative expenses	1,588	1,508
Selling and marketing expenses	4,552	4,787
Total rental expenses	7,621	7,621

5.	RIGHT OF USE ASSETS (continued)

Maturities of the lease liabilities as of December 31, 2021 were as follows:

Years Ended December 31,	RMB’000
2022	—
2023	5,921
2024	7,621
2025	7,621
2026	7,621
Thereafter	7,621
Total undiscounted lease payments	36,405
Less: Imputed interest	(6,835)
Present value of lease liabilities balance	29,570
Amounts due within 12 months	—
Long-term lease liabilities	29,570

Amount of lease liabilities due within 2022 was nil, as the Company prepaid RMB9,321 to Fang for rental expenses as of December 31, 2021.